Properties, Plant and Equipment - Oil and Gas Properties - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) project	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Oil and Gas Properties
Number of exploratory wells for which costs were capitalized | project	1
Costs capitalized in connection with exploratory wells	$ 1,300
Exploration expense on exploratory wells	0
Amount of capitalized interest on expenditures	0	$ 0
Depletion of oil and gas properties	152,700	204,200	$ 180,600
Impairments of proved or unproved oil and gas properties	$ 0	$ 0	$ 0